Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS - 29.88% Shares Held Value (000's)
Agriculture - 0.16%
Archer-Daniels-Midland Co 956 $ 39
Bunge Ltd 700 39
$ 78
Chemicals - 0.87%
CF Industries Holdings Inc 910 43
Ecolab Inc 344 68
FMC Corp 499 41
Israel Chemicals Ltd 7,261 38
K+S AG 2,165 40
Mosaic Co/The 1,707 43
Nutrien Ltd 749 40
OCI NV
(a)
1,620 45
Sociedad Quimica y Minera de Chile SA ADR 1,209 38
Yara International ASA 853 41
$ 437
Commercial Services - 1.00%
Atlantia SpA 5,416 141
China Merchants Port Holdings Co Ltd 78,000 133
Transurban Group 21,955 227
$ 501
Consumer Products - 0.08%
Avery Dennison Corp 351 41
Electric - 3.12%
Atlantica Yield PLC 6,273 142
AusNet Services 80,708 106
Clearway Energy Inc - Class C 3,107 52
Dominion Energy Inc 2,109 163
EDP - Energias de Portugal SA 30,751 117
Emera Inc 5,312 217
Hydro One Ltd
(b)
11,180 195
Red Electrica Corp SA 7,525 157
Spark Infrastructure Group 127,014 217
SSE PLC 13,653 195
$ 1,561
Electronics - 0.19%
Badger Meter Inc 1,286 77
Watts Water Technologies Inc 216 20
$ 97
Energy - Alternate Sources - 0.20%
Pattern Energy Group Inc 1,746 40
TerraForm Power Inc 4,276 61
$ 101
Engineering & Construction - 0.09%
Sydney Airport 7,829 44
Environmental Control - 0.96%
AquaVenture Holdings Ltd
(a)
3,962 79
China Water Affairs Group Ltd 60,000 59
Energy Recovery Inc
(a)
1,996 21
Evoqua Water Technologies Corp
(a)
4,509 64
Pentair PLC 3,566 133
Tetra Tech Inc 1,590 125
$ 481
Food - 0.16%
Ingredion Inc 480 39
Wilmar International Ltd 15,300 42
$ 81
Forest Products & Paper - 0.56%
International Paper Co 883 38
Mondi PLC 1,774 40
Nine Dragons Paper Holdings Ltd 46,000 41
Oji Holdings Corp 7,000 41
Smurfit Kappa Group PLC 1,327 40
Stora Enso OYJ 3,479 41
UPM- Kymmene OYJ 1,467 39
$ 280
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.79%
National Grid PLC 16,692 $ 177
Snam SpA 11,641 58
Western Midstream Partners LP 5,232 161
$ 396
Healthcare - Products - 0.34%
Danaher Corp 1,204 172
Iron & Steel - 0.73%
ArcelorMittal 2,482 44
Fortescue Metals Group Ltd 6,576 42
JFE Holdings Inc 2,600 38
Nippon Steel Corp 2,200 38
Novolipetsk Steel PJSC 1,394 35
Nucor Corp 763 42
thyssenkrupp AG 2,903 42
Vale SA ADR 2,940 40
voestalpine AG 1,407 44
$ 365
Lodging - 0.17%
City Developments Ltd 3,200 22
Extended Stay America Inc 3,644 62
$ 84
Machinery - Diversified - 0.76%
Ebara Corp 1,300 35
IDEX Corp 504 87
Kubota Corp 1,800 30
Mueller Water Products Inc - Class A 2,137 21
Xylem Inc /NY 2,448 205
$ 378
Mining - 1.49%
Anglo American PLC 1,535 44
Antofagasta PLC 3,717 44
Barrick Gold Corp 2,942 46
BHP Group Ltd 1,401 41
Franco-Nevada Corp 473 40
Freeport-McMoRan Inc 3,778 44
Fresnillo PLC 3,789 42
Glencore PLC
(a)
11,428 40
MMC Norilsk Nickel PJSC ADR 1,755 39
Newcrest Mining Ltd 1,944 44
Newmont Goldcorp Corp 1,108 43
Norsk Hydro ASA 10,487 38
Rio Tinto Ltd 526 38
South32 Ltd 15,948 36
Southern Copper Corp 1,086 42
Sumitomo Metal Mining Co Ltd 1,400 42
Teck Resources Ltd 1,799 41
Wheaton Precious Metals Corp 1,655 40
$ 744
Oil & Gas - 2.19%
Anadarko Petroleum Corp 520 37
BP PLC 5,388 38
Canadian Natural Resources Ltd 1,355 36
Chevron Corp 321 40
CNOOC Ltd 22,000 37
ConocoPhillips 622 38
Devon Energy Corp 1,456 41
Ecopetrol SA ADR 2,237 41
Eni SpA 2,423 40
EOG Resources Inc 447 42
Equinor ASA 1,914 38
Exxon Mobil Corp 517 40
Gazprom PJSC ADR 5,583 41
Imperial Oil Ltd 1,368 38
LUKOIL PJSC ADR 455 38
Marathon Petroleum Corp 797 45
Novatek PJSC 178 38
Occidental Petroleum Corp 736 37
Petroleo Brasileiro SA ADR 2,541 40

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Phillips 66 453 $ 42
Pioneer Natural Resources Co 257 40
Repsol SA 2,275 36
Rosneft Oil Co PJSC 5,504 36
Royal Dutch Shell PLC - A Shares 1,181 39
Suncor Energy Inc 1,186 37
TOTAL SA 704 39
Valero Energy Corp 520 44
Woodside Petroleum Ltd 1,493 38
$ 1,096
Oil & Gas Services - 0.16%
Halliburton Co 1,721 39
Schlumberger Ltd 1,056 42
$ 81
Packaging & Containers - 0.39%
Amcor PLC 3,211 37
DS Smith PLC 9,210 42
Packaging Corp of America 411 39
Sealed Air Corp 874 37
Westrock Co 1,124 41
$ 196
Pipelines - 4.93%
AltaGas Ltd 8,351 126
APA Group 18,137 138
Cheniere Energy Inc
(a)
2,329 160
Cheniere Energy Partners LP 955 40
Enbridge Inc 6,796 246
Energy Transfer LP 14,066 198
Enterprise Products Partners LP 6,904 199
EQM Midstream Partners LP 1,344 60
Kinder Morgan Inc /DE 7,718 161
Magellan Midstream Partners LP 2,998 192
MPLX LP 5,954 192
ONEOK Inc 2,665 183
Plains All American Pipeline LP 8,251 201
Targa Resources Corp 1,560 61
Williams Cos Inc /The 11,196 314
$ 2,471
Real Estate - 1.35%
Aroundtown SA 4,861 40
Castellum AB 1,498 29
Entra ASA
(b)
1,448 22
Fabege AB 1,490 22
Hongkong Land Holdings Ltd 5,100 33
LEG Immobilien AG 212 24
Mitsubishi Estate Co Ltd 4,500 84
Mitsui Fudosan Co Ltd 3,900 95
New World Development Co Ltd 58,000 91
Sun Hung Kai Properties Ltd 5,500 93
TLG Immobilien AG 725 21
Vonovia SE 2,218 106
Wihlborgs Fastigheter AB 1,143 17
$ 677
REITs - 6.73%
AIMS APAC REIT 11,100 12
Alexandria Real Estate Equities Inc 427 60
Allied Properties Real Estate Investment Trust 600 22
Altarea SCA 58 12
American Homes 4 Rent 1,315 32
Americold Realty Trust 706 23
Arena REIT 25,228 49
AvalonBay Communities Inc 277 56
Big Yellow Group PLC 3,467 44
CFE Capital S de RL de CV 82,200 78
Crown Castle International Corp 963 126
CubeSmart 1,957 65
Daiwa Office Investment Corp 4 29
Dexus 5,729 52
Dream Industrial Real Estate Investment Trust 8,600 77
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Duke Realty Corp 1,397 $ 44
EPR Properties 1,060 79
Equinix Inc 122 62
Essential Properties Realty Trust Inc 1,002 20
Essex Property Trust Inc 235 69
Extra Space Storage Inc 480 51
Gecina SA 322 48
Goodman Group 6,691 71
GPT Group/The 9,258 40
HCP Inc 2,378 76
Healthcare Realty Trust Inc 1,928 60
Healthcare Trust of America Inc 1,100 30
Independence Realty Trust Inc 7,245 84
Industrial & Infrastructure Fund Investment Corp 19 24
Industrial Logistics Properties Trust 2,987 62
Inmobiliaria Colonial Socimi SA 1,888 21
Invitation Homes Inc 2,885 77
Japan Hotel REIT Investment Corp 95 77
Japan Retail Fund Investment Corp 19 38
Kenedix Retail REIT Corp 21 52
Kilroy Realty Corp 489 36
Klepierre SA 931 31
Link REIT 7,000 86
Macquarie Mexico Real Estate Management SA
de CV
(b)
18,200 21
MCUBS MidCity Investment Corp 65 61
Merlin Properties Socimi SA 4,653 65
NewRiver REIT PLC 13,403 30
Physicians Realty Trust 4,089 71
PLA Administradora Industrial S de RL de CV 21,700 34
Prologis Inc 1,767 142
Prologis Property Mexico SA de CV 8,500 18
Rayonier Inc 1,302 39
Rexford Industrial Realty Inc 647 26
Sabana Shari'ah Compliant Industrial Real Estate
Investment Trust
118,700 40
Sabra Health Care REIT Inc 4,080 80
Segro PLC 8,591 80
Simon Property Group Inc 373 60
Spirit Realty Capital Inc 920 39
Stockland 14,970 44
STORE Capital Corp 1,070 36
Sun Communities Inc 439 56
Sunstone Hotel Investors Inc 3,302 45
Tanger Factory Outlet Centers Inc 3,306 54
Taubman Centers Inc 1,025 42
Unibail - Rodamco -Westfield 200 30
UNITE Group PLC/The 2,591 32
VICI Properties Inc 3,643 80
Welltower Inc 1,189 97
Weyerhaeuser Co 2,783 73
$ 3,370
Software - 0.10%
InterXion Holding NV
(a)
641 49
Telecommunications - 0.05%
Eutelsat Communications SA 1,325 25
Water - 2.31%
Aguas Andinas SA 210,735 124
American Water Works Co Inc 1,729 201
Aqua America Inc 4,431 183
Guangdong Investment Ltd 38,000 75
Middlesex Water Co 684 41
Pennon Group PLC 8,721 82
Suez 8,400 121
United Utilities Group PLC 16,741 167
Veolia Environnement SA 4,900 119
York Water Co/The 1,168 42
$ 1,155
TOTAL COMMON STOCKS $ 14,961

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.18% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
SPDR S&P Global Natural Resources ETF 1,928 $ 89
TOTAL INVESTMENT COMPANIES $ 89
BONDS - 15.46%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 14.76%
BANK 2018-BNK13
3.00%, 08/15/2061
(b)
$ 1,500 $ 1,298
BANK 2018-BNK15
4.80%, 11/15/2061
(c)
2,000 2,186
Citigroup Commercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
(c)
1,000 1,121
GS Mortgage Securities Trust 2019-GC40
0.00%, 07/10/2052
(a),(b),(c),(d),(e),(f)
9,860 999
3.00%, 07/10/2052
(b),(d),(f)
2,000 1,787
$ 7,391
Software - 0.70%
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(b),(d)
350 352
TOTAL BONDS $ 7,743
Total Investments $ 22,793
Other Assets and Liabilities -  54.48% 27,286
TOTAL NET ASSETS - 100.00% $ 50,079
(a) Non-income producing security
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,674 or 9.33% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security purchased on a when-issued basis.
(e) Security is an Interest Only Strip.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,786 or 5.56%
of net assets.
Portfolio Summary (unaudited)
Sector Percent
Mortgage Securities 14.76%
Financial 8.08%
Energy 7.48%
Utilities 6.22%
Basic Materials 3.65%
Industrial 2.39%
Consumer, Non-cyclical 1.74%
Technology 0.80%
Investment Companies 0.18%
Consumer, Cyclical 0.17%
Communications 0.05%
Other Assets and Liabilities
54.48%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
June 30, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2019 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. On non-valuation days, the
Valuation Committee determines the fair value of each private investment fund. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the

June 30, 2019 (unaudited)

transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.). Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the
“Pricing Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of June 30, 2019 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 7,743 $ — $ 7,743
Common Stocks
Basic Materials 728 1,098 — 1,826
Communications — 25 — 25
Consumer, Cyclical 62 22 — 84
Consumer, Non-cyclical 330 543 — 873
Energy 3,153 596 — 3,749
Financial 2,302 1,745 — 4,047
Industrial 949 247 — 1,196
Technology 49 — — 49
Utilities 1,397 1,715 — 3,112
Investment Companies 89 — — 89
Total investments in securities $ 9,059 $ 13,734 $ — $ 22,793